ACCOUNTS PAYABLE (Details) - CAD ($)	Feb. 28, 2023	Feb. 28, 2022
Accounts Payable
Accounts payable	$ 1,556,396	$ 1,373,242
Accrued liabilities	95,724	138,787
Wages payable	11,665
Accounts payable and accrued liabilities	$ 1,663,785	$ 1,512,029